united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018
Shares		Fair Value
	COMMON STOCK - 70.7%
	AEROSPACE/DEFENSE - 1.8%
1,464	HEICO Corp.	$106,733
6,826	Kratos Defense & Security Solutions, Inc. *	78,567
1,006	TransDigm Group, Inc.	347,211
		532,511
	APPAREL - 1.5%
1,828	Canada Goose Holdings, Inc. *	107,578
567	Columbia Sportswear Co.	51,863
9,700	Skechers U.S.A., Inc. *	291,097
		450,538
	BANKS - 1.8%
1,611	Bank of NT Butterfield & Son Ltd.	73,655
670	CenterState Bank Corp.	63,517
1,964	Independent Bank Group, Inc.	179,024
2,838	National Bank Holdings Corp.	69,037
337	Peapack Gladstone Financial Corp.	11,657
1,061	Signature Bank *	163,814
		560,704
	BIOTECHNOLOGY - 1.6%
5,922	ACADIA Pharmaceuticals, Inc. *	90,429
1,766	Acorda Therapeutics, Inc. *	50,684
436	BioMarin Pharmaceutical, Inc. *	41,071
154	Illumina, Inc. *	43,012
2,518	Puma Biotechnology, Inc. *	148,940
1,422	Ultragenyx Pharmaceutical, Inc. *	109,309
		483,445
	BUILDING MATERIALS - 1.2%
2,101	Continental Building Products, Inc. *	66,286
1,055	Martin Marietta Materials, Inc.	235,613
958	Simpson Manufacturing Co., Inc.	59,578
256	US Concrete, Inc. *	13,440
		374,917
	COMMERCIAL SERVICES - 3.0%
212	CoStar Group, Inc. *	87,478
681	HealthEquity, Inc. *	51,143
1,016	Kforce, Inc.	34,849
5,239	Paylocity Holding Corp. *	308,368
1,129	Robert Half International, Inc.	73,498
309	S&P Global, Inc.	63,002
1,546	ServiceMaster Global Holdings, Inc. *	91,941
999	TransUnion	71,568
818	TriNet Group, Inc. *	45,759
493	WEX, Inc. *	93,907
		921,513
	COMPUTERS - 1.3%
273	Apple, Inc.	50,535
946	Carbonite, Inc. *	33,015
1,392	EPAM Systems, Inc. *	173,067
880	Fortinet, Inc. *	54,938
813	Globant SA *	46,170
593	Qualys, Inc. *	49,990
		407,715
	DISTRIBUTION/WHOLESALE - 0.7%
2,271	H&E Equipment Services, Inc.	85,412
442	Pool Corp.	66,963
869	SiteOne Landscape Supply, Inc. *	72,970
		225,345

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
Shares		Fair Value
	COMMON STOCK - 70.7% (Continued)
	DIVERSIFIED FINANCIAL SERVICES - 2.9%
533	Affiliated Managers Group, Inc.	$79,241
810	Alliance Data Systems Corp.	188,892
446	Mastercard, Inc.	87,648
705	Nasdaq, Inc.	64,345
8,600	Pagseguro Digital Ltd. *	238,650
266	Virtus Investment Partners, Inc.	34,035
452	Visa, Inc.	59,867
2,616	WageWorks, Inc. *	130,800
		883,478

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
214	Littelfuse, Inc.	48,831
822	nLight, Inc. *	27,175
		76,006
	ENERGY-ALTERNATE SOURCES - 0.2%
2,101	Cheniere Energy Partners LP Holdings LLC	66,076

	ENGINEERING & CONSTRUCTION - 3.8%
15,050	Argan, Inc.	616,298
7,550	Grupo Aeroportuario del Centro Norte SAB de CV - ADR	314,457
13,400	IES Holdings, Inc. *	224,450
		1,155,205
	ENVIRONMENTAL CONTROL - 1.1%
1,119	Tetra Tech, Inc.	65,461
3,724	Waste Connections, Inc.	280,343
		345,804
	FOOD - 1.5%
1,035	Lamb Weston Holdings, Inc.	70,908
3,600	Nestle SA - ADR	278,748
3,386	Nomad Foods Ltd. *	64,977
1,221	Performance Food Group Co. *	44,811
		459,444
	HEALTHCARE-PRODUCTS - 3.0%
200	Abiomed, Inc. *	81,810
263	Align Technology, Inc. *	89,983
382	Bio-Techne Corp.	56,517
438	Edwards Lifesciences Corp. *	63,760
1,070	Genomic Health, Inc. *	53,928
551	Glaukos Corp. *	22,393
4,380	Insulet Corp. *	375,366
118	Intuitive Surgical, Inc. *	56,461
668	STERIS PLC	70,147
786	Tactile Systems Technology, Inc. *	40,872
		911,237
	HEALTHCARE-SERVICES - 1.0%
642	Amedisys, Inc. *	54,865
526	Centene Corp. *	64,808
1,431	Ensign Group, Inc.	51,258
386	ICON PLC *	51,157
670	LHC Group, Inc. *	57,345
344	US Physical Therapy, Inc.	33,024
		312,457

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
Shares		Fair Value
	COMMON STOCK - 70.7% (Continued)
	INTERNET - 13.3%
974	51job, Inc. - ADR *	$95,101
2,000	Alibaba Group Holding Ltd. - ADR *	371,060
154	Alphabet, Inc. - Class A *	173,895
580	Alphabet, Inc. - Class C *	647,077
48	Amazon.com, Inc. *	81,590
930	Baidu, Inc. - ADR *	225,990
655	CDW Corp.	52,917
14,806	Chegg, Inc. *	411,459
5,010	Expedia Group, Inc.	602,152
310	F5 Networks, Inc. *	53,459
356	Facebook, Inc. *	69,178
715	GrubHub, Inc. *	75,011
244	Netflix, Inc. *	95,509
319	Proofpoint, Inc. *	36,784
708	Q2 Holdings, Inc. *	40,391
1,114	Stamps.com, Inc. *	281,898
3,107	Trade Desk, Inc. *	291,437
3,858	Wayfair, Inc. *	458,176
		4,063,084
	LEISURE PRODUCTS - 0.2%
1,303	Planet Fitness, Inc. *	57,254

	MACHINERY-DIVERSIFIED - 0.9%
9,000	Gencor Industries, Inc. *	145,350
1,103	Middleby Corp. *	115,175
		260,525
	MEDIA - 3.5%
11,450	Liberty Global PLC *	304,685
10,500	Nexstar Media Group, Inc.	770,700
		1,075,385
	MISCELLANEOUS MANUFACTURING - 0.2%
379	Proto Labs, Inc. *	45,082

	OIL & GAS - 0.4%
848	Delek US Holdings, Inc.	42,544
454	Valero Energy Corp.	50,317
1,289	WildHorse Resource Development Corp. *	32,689
		125,550
	OIL & GAS SERVICES - 0.4%
8,064	Solaris Oilfield Industries, Inc. *	115,235

	PHARMACEUTICALS - 1.9%
138	Aerie Pharmaceuticals, Inc. *	9,322
3,679	Diplomat Pharmacy, Inc. *	94,035
649	Neogen Corp. *	52,043
6,583	Portola Pharmaceuticals, Inc. *	248,640
691	Supernus Pharmaceuticals, Inc. *	41,356
1,704	Zoetis, Inc.	145,164
		590,560
	REAL ESTATE - 1.3%
5,173	FirstService Corp.	393,355

	REAL ESTATE INVESTMENT TRUSTS - 0.5%
734	Extra Space Storage, Inc.	73,260
752	Ryman Hospitality Properties, Inc.	62,529
		135,789

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
Shares		Fair Value
	COMMON STOCK - 70.7% (Continued)
	RETAIL - 8.3%
412	Burlington Stores, Inc. *	$62,018
8,700	CarMax, Inc.*	633,969
453	Chuy's Holdings, Inc. *	13,907
488	Darden Restaurants, Inc.	52,245
3,600	Dollar Tree, Inc. *	306,000
249	Domino's Pizza, Inc.	70,260
18,770	Fiesta Restaurant Group, Inc. *	538,699
974	Five Below, Inc. *	95,170
447	Lululemon Athletica, Inc. *	55,808
2,219	Ollie's Bargain Outlet Holdings, Inc. *	160,877
2,403	PetIQ, Inc. *	64,545
1,834	Ruth's Hospitality Group, Inc.	51,444
1,108	Shoe Carnival, Inc.	35,955
934	Texas Roadhouse, Inc.	61,186
748	TJX Companies, Inc.	71,195
1,100	Ulta Beauty, Inc. *	256,806
		2,530,084
	SAVINGS & LOANS - 0.2%
1,379	Bofl Holding, Inc. *	56,415

	SEMICONDUCTORS - 1.7%
3,000	Applied Materials, Inc.	138,570
1,400	ASML Holding NV - ADR	277,158
1,863	Impinj, Inc. *	41,191
45	IPG Photonics Corp. *	9,928
349	Monolithic Power Systems, Inc.	46,651
		513,498
	SOFTWARE - 7.8%
1,099	2U, Inc. *	91,832
354	Adobe Systems, Inc. *	86,309
1,713	Altair Engineering, Inc. *	58,550
335	Ansys, Inc. *	58,350
646	Appfolio, Inc. *	39,503
931	Aspen Technology, Inc. *	86,341
716	Avalara, Inc. *	38,213
1,487	Black Knight, Inc. *	79,629
1,525	Broadridge Financial Solutions, Inc.	175,527
338	Cotiviti Holdings, Inc. *	14,916
4,061	Ebix, Inc.	309,651
5,025	Everbridge, Inc. *	238,285
320	Fair Isaac Corp. *	61,862
1,140	Fiserv, Inc. *	84,463
1,070	Five9, Inc. *	36,990
1,309	HubSpot, Inc. *	164,149
634	MSCI, Inc.	104,883
1	Progress Software Corp.	39
157	RealPage, Inc. *	8,651
399	salesforce.com, Inc. *	54,424
366	ServiceNow, Inc. *	63,124
2,214	SPS Commerce, Inc. *	162,685
460	Tyler Technologies, Inc. *	102,166
716	Ultimate Software Group, Inc. *	184,234
991	Upland Software, Inc. *	34,061
576	Veeva Systems, Inc. *	44,271
		2,383,108

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
Shares						Fair Value
	COMMON STOCK - 70.7% (Continued)
	TELECOMMUNICATIONS - 0.8%
2,709	GTT Communications, Inc. *					$121,905
2,900	Intelsat SA *					48,314
648	Nice Ltd. *					67,243
						237,462
	TRANSPORTATION - 2.6%
742	CSX Corp.					47,325
679	Expeditors International of Washington, Inc.					49,635
2,200	Landstar System, Inc.					240,240
4,045	XPO Logistics, Inc. *					405,228
3,047	ZTO Express Cayman, Inc. - ADR					60,940
						803,368

	TOTAL COMMON STOCK (Cost - $16,947,602)					21,552,149

	EXCHANGE-TRADED FUNDS (ETFs) - 11.5%
	COMMODITY FUND - 0.3%
6,065	United States Oil Fund LP *					91,339

	EQUITY FUND - 11.2%
12,630	SPDR S&P 500 ETF Trust					3,426,266
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $3,369,034)					3,517,605

	EXCHANGE-TRADED NOTE (ETN) - 0.2%
	EQUITY FUND - 0.2%
1,793	iPATH S&P 500 VIX Short-Term Futures ETN					66,341
	TOTAL EXCHANGE TRADED NOTE (ETN) (Cost - $66,384)

	Counterparty	Contracts ++	Notional Amount	Exercise Price	Expiration	Fair Value
PURCHASED OPTIONS - 0.6% *
CALL OPTION PURHCASED - 0.1%
Chicago Board Options Exchange	InteractiveBrokers	82	303,400	$15.00	7/25/2018	$18,655
TOTAL CALL OPTION PURHCASED (Cost $13,698)

PUT OPTIONS PURCHASED - 0.5%
Carvana Co.	InteractiveBrokers	6	24,960	23.00	8/17/2018	180
Carvana Co.	InteractiveBrokers	6	24,960	25.00	1/18/2019	1,110
Riot Blockchain, Inc.	InteractiveBrokers	2	1,268	13.00	1/18/2019	1,630
Riot Blockchain, Inc.	InteractiveBrokers	5	3,170	33.00	1/18/2019	13,775
Sears Holdings Corp.	InteractiveBrokers	18	4,266	17.00	1/18/2019	26,370
Sears Holdings Corp.	InteractiveBrokers	28	6,636	25.00	1/18/2019	63,350
Snap, Inc.	InteractiveBrokers	12	15,708	30.00	1/18/2019	20,400
Snap, Inc.	InteractiveBrokers	11	14,399	40.00	1/18/2019	29,535
TOTAL PUT OPTIONS PURHCASED (Cost $155,537)						156,350
TOTAL OPTIONS PURCHASED (Cost $169,235)						175,005

Shares						Fair Value
	SHORT-TERM INVESTMENT - 16.3%
	MONEY MARKET FUND - 16.3%
4,959,433	Fidelity Investments Money Market Funds - Institutional Class, 1.77% +					$4,959,433
	TOTAL SHORT-TERM INVESTMENT (Cost - $4,959,433)

	TOTAL INVESTMENTS - 98.7% (Cost - $25,342,453) (a)					$30,095,528
	OPTION CONTRACTS PURCHASED - 0.6% (Cost - $169,235) (a)					175,005
	SECURITIES SOLD SHORT - (24.4)% (Proceeds - $7,502,551) (a)					(7,437,565)
	OTHER ASSETS LESS LIABILITIES - 25.1%					7,653,824
	NET ASSETS - 100.0%					$30,486,792

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
Shares		Fair Value
	SECURITIES SOLD SHORT - (24.4)% *
	COMMON STOCK - (17.2)%
	AEROSPACE & DEFENSE - (0.4)%
1,600	Aerovironment, Inc.	$114,288
1,140	Triumph Group, Inc.	22,344
		136,632
	AGRICULTURE - (0.2)%
3,210	Vector Group Ltd.	61,247

	AIRLINES - (0.1)%
944	American Airlines Group, Inc.	35,834

	APPAREL - (0.2)%
1,100	Steven Madden Ltd.	58,410

	AUTO MANUFACTURERS - (0.1)%
1,125	REV Group, Inc.	19,136

	AUTO PARTS & EQUIPMENT - (0.3)%
1,140	BorgWarner, Inc.	49,202
1,002	Cooper Tire & Rubber Co.	26,353
631	Tenneco, Inc.	27,739
		103,294
	BANKS - (0.9)%
2,496	Associated Banc-Corp.	68,141
1,469	Bank of Nova Scotia	84,056
961	Synovus Financial Corp.	50,770
1,260	Zions Bancorporation	66,389
		269,356
	BIOTECHNOLOGY - (0.2)%
460	Celgene Corp.	36,533
54	Illumina, Inc.	15,082
		51,615
	BUILDING MATERIALS - (0.1)%
1,100	Cree, Inc.	45,727

	COMMERCIAL SERVICES - (0.4)%
57	Ambow Education Holding Ltd. - ADR	291
5,196	Great Lakes Dredge & Dock Corp.	27,279
2	Huron Consulting Group, Inc.	82
3,450	Sabre Corp.	85,008
		112,660

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares		Fair Value
	SECURITIES SOLD SHORT - (24.4)% (Continued)
	COMMON STOCK - (17.2)% (Continued)
	COMPUTERS - (0.1)%
1,137	Pure Storage, Inc.	$27,152

	COSMETICS/PERSONAL CARE - (0.5)%
958	Colgate-Palmolive Co.	62,088
1,005	Procter & Gamble Co.	78,450
		140,538
	DIVERSIFIED FINANCIAL SERVICES - (0.2)%
1,505	Legg Mason, Inc.	52,269
140	Och-Ziff Capital Management Group LLC	270
		52,539
	ELECTRIC - (0.3)%
1,003	Pinnacle West Capital Corp.	80,802

	ELECTRICAL COMPONENTS & EQUIPMENT - (0.1)%
221	Acuity Brands, Inc.	25,607

	ENERGY-ALTERNATE SOURCE - (0.1)%
1,742	Canadian Solar, Inc.	21,322

	FOOD - (0.3)%
1,367	Blue Apron Holdings, Inc.	4,579
1,396	Hain Celestial Group, Inc.	41,601
574	Hershey Co.	53,416
		99,596
	HEALTHCARE PRODUCTS- (0.1)%
864	Dentsply Sirona, Inc.	37,817

	HOME FURNISHINGS - (0.3)%
2,441	Leggett & Platt, Inc.	108,966

	INSURANCE - (1.8)%
918	American International Group, Inc.	48,672
917	Brighthouse Financial, Inc.	36,744
6,660	HCI Group, Inc.	276,856
5,247	Universal Insurance Holdings, Inc.	184,170
		546,442
	INTERNET - (1.3)%
934	Carvana Co.	38,854
2	GrubHub, Inc.	210
970	Shutterstock, Inc.	46,036
4,434	Snap, Inc.	58,041
150	Stitch Fix, Inc.	4,116
1,656	Travelzoo	28,318
1,360	Wayfair, Inc.	161,514
304	Zillow Group, Inc. - Class A	18,164
597	Zillow Group, Inc. - Class C	35,259
		390,512
	LEISURE PRODUCTS - (0.6)%
3,100	Carnival Corp.	177,661

	MACHINERY-DIVERSIFIED - (0.2)%
1,310	Pentair PLC	55,125

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
Shares		Fair Value
	SECURITIES SOLD SHORT - (24.4)% (Continued)
	COMMON STOCK - (17.2)% (Continued)
	MISCELLANEUOS MANUFACTURING - (0.5)%
3,665	Actuant Corp.	$107,568
2,634	General Electric Co.	35,849
		143,417
	OFFICE/BUSINESS EQUIPMENT - (0.2)%
2,177	Xerox Corp.	52,248

	OIL & GAS - (0.2)%
2,581	Ultrapar Participacoes SA - ADR	30,559
1,904	YPF SA - ADR	25,856
		56,415
	OIL & GAS SERVICES - (0.1)%
1,604	RPC, Inc.	23,370

	PACKAGING & CONTAINERS - (0.1)%
2,102	Owens-Illinois, Inc.	35,335

	PHARMACEUTICALS - (2.3)%
706	Bristol-Myers Squibb Co.	39,070
759	DexCom, Inc.	72,090
628	Johnson & Johnson	76,202
1,354	Novartis AG - ADR	102,281
1,625	Novo Nordisk AS - ADR	74,945
15,263	Valeant Pharmaceuticals International, Inc.	354,712
		719,300
	PIPELINES - (0.2)%
1,728	TransCanada Corp.	74,650

	REAL ESTATE INVESTMENT TRUSTS - (1.5)%
1,903	CBL & Associates Properties, Inc.	10,600
4,275	Empire State Realty Trust, Inc.	73,103
2,056	Outfront Media, Inc.	39,989
7,936	Pennsylvania Real Estate Investment Trust	87,217
3,461	Seritage Growth Properties	146,850
13,523	Washington Prime Group, Inc.	109,671
		467,430
	RETAIL - (0.7)%
1,300	Fiesta Restaurant Group, Inc.	37,310
137	Foot Locker, Inc.	7,213
397	Jack in the Box, Inc.	33,793
209	PetMed Express, Inc.	9,206
4	Sears Holdings Corp.	9
1,007	Starbucks Corp.	49,192
388	Ulta Beauty, Inc.	90,582
		227,305
	SAVINGS & LOANS - (0.2)%
3,295	People's United Financial, Inc.	59,607

	SOFTWARE - (1.1)%
683	Box, Inc.	17,068
1,900	Castlight Health, Inc.	8,075
1,000	Electronic Arts, Inc.	141,020
1,950	j2 Global, Inc.	168,890
		335,053

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
Shares			Fair Value
	SECURITIES SOLD SHORT - (24.4)% (Continued)
	COMMON STOCK - (17.2)% (Continued)
	TELECOMMUNICATIONS - (0.9)%
1,776	ADTRAN, Inc.		$26,374
2,770	BCE, Inc.		112,157
2,900	Intelsat SA		48,314
700	Netgear, Inc.		43,750
3,393	Telefonica Brasil SA - ADR		40,275
			270,870
	TEXTILES - (0.4)%
5,250	Culp, Inc.		128,887

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $5,301,555)		5,251,877

	EXCHANGE-TRADED FUNDS (ETFs) - (6.7)%
	COMMODITY FUND (0.6)%
1,622	SPDR Gold Shares		192,450

	EQUITY FUNDS - (6.1)%
2,800	Invesco CurrencyShares Euro Currency Trust		313,768
2,170	Invesco QQQ Trust Series 1		372,480
1,868	iShares China Large-Cap ETF		80,268
1,645	iShares Latin America 40 ETF		48,676
1	iShares MSCI Austria ETF		23
8,965	iShares MSCI Brazil ETF		287,328
3,150	iShares MSCI Mexico ETF		148,491
1,955	iShares MSCI Philippines ETF		58,943
1,240	iShares MSCI Turkey ETF		37,473
1,650	SPDR S&P 500 ETF Trust		447,612
2,834	VanEck Vectors Rare Earth/Strategic Metals ETF		65,494
			1,860,556
	TOTAL EXCHANGE-TRADED FUNDS (ETFs) SOLD SHORT (Proceeds - $2,067,970)		2,053,006

	EXCHANGE-TRADED NOTE (ETN) - (0.5)%
	EQUITY FUND (0.5)%
3,586	iPATH S&P 500 VIX Short-Term Futures ETN		132,682
	TOTAL EXCHANGE-TRADED NOTE (ETN) SOLD SHORT (Proceeds - $133,026)

	TOTAL SECURTIES SOLD SHORT (Proceeds - $7,502,551) (a)		$7,437,565

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trusts
* Non-income producing security.
^ All or part of the security was held as collateral for securities sold short as of June 30, 2018.
+ Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.
++ Each option contract allows the holder to purchase/sell 100 shares of the underlying security at the exercise price.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including securities sold short and options) is $18,153,648 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$5,653,112
		Unrealized depreciation	(973,792)
		Net unrealized appreciation	$4,679,320

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
Long Contracts		Notional Amount	Maturity	Unrealized Appreciation/ (Depreciation)
	OPEN LONG FUTURES CONTRACTS - (0.1) %
3	E-Mini Nasdaq 100 Index	$247,125	September-18	$(1,050)
6	E-Mini Nasdaq 100 Index	848,010	September-18	(4,055)
4	E-Mini Nasdaq 100 Index	782,440	September-18	(3,850)
15	E-Mini Nasdaq 100 Index	2,041,200	September-18	(10,300)
	NET UNREALIZED LOSS FROM OPEN LONG FUTURE CONTRACTS			(19,255)
Short Contracts
	OPEN SHORT FUTURES CONTRACTS - (0.1) %
15	E-Mini Nasdaq 100 Index	1,235,625	September-18	32,660
9	E-Mini Nasdaq 100 Index	1,272,015	September-18	21,890
6	E-Mini Nasdaq 100 Index	1,173,660	September-18	23,510
20	E-Mini Nasdaq 100 Index	2,721,600	September-18	50,938
	NET UNREALIZED GAIN FROM OPEN SHORT FUTURE CONTRACTS			$128,998

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team or committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.
Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisors, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisors to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisors are unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Fund’s assets and liabilities measured at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$21,552,149	$-	$-	$21,552,149
Exchange Traded Funds	3,517,605	-	-	3,517,605
Exchange Traded Note	66,341	-	-	66,341
Purchased Call Option	18,655	-	-	18,655
Purchased Put Options	-	156,350	-	156,350
Short-Term Investment	4,959,433	-	-	4,959,433
Total Assets	$30,114,183	$156,350	$-	$30,270,533
Liabilities
Common Stock	$5,251,877	$-	$-	$5,251,877
Exchange Traded Funds	2,053,006	-	-	2,053,006
Exchange Traded Note	132,682	-	-	132,682
Total Liabilities	$7,437,565	$-	$-	$7,437,565
Derivatives
Assets
Future Contracts	$128,998	$-	$-	$128,998
Liabilities
Future Contracts	(19,255)	-	-	(19,255)
Total Derivatives	$109,743	$-	$-	$109,743

The Fund did not hold any Level 3 securities during the period ended.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund because these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of June 30, 2018, the amount of appreciation on option contracts subject to equity contracts risk exposure amounted to $5,770 for purchased options.

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Futures Contracts - The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statements of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

As of June 30, 2018, the amount of appreciation on futures contracts subject to equity contracts risk exposure amounted to $109,743 for long and short futures.

The value of the derivatives disclosed in the Portfolio of Investments at June 30, 2018 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 8/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 8/27/2018

By

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 8/27/2018